Schedule II - Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
BALANCE AT BEGINNING OF PERIOD	$ (12,590)	$ (10,892)	$ (11,524)
(CHARGED) CREDITED TO COSTS AND EXPENSES	(13,079)	(10,690)	(9,233)
(CHARGED) CREDITED TO OTHER ACCOUNTS	(840)	(1,318)	(1,326)
DEDUCTIONS	11,781	10,310	11,191
BALANCE AT END OF PERIOD	(14,728)	(12,590)	(10,892)
Allowance For Doubtful Accounts - Notes Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
BALANCE AT BEGINNING OF PERIOD	(378)	(132)	(305)
(CHARGED) CREDITED TO COSTS AND EXPENSES	(94)	(217)	122
(CHARGED) CREDITED TO OTHER ACCOUNTS	(33)	(29)	51
BALANCE AT END OF PERIOD	$ (505)	$ (378)	$ (132)